Trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receiavbles
Trade receivables	€ 52,698	€ 51,043	€ 41,541
Gross carrying amount [member]
Trade Receiavbles
Trade receivables	53,505	51,443	42,814
Accumulated depreciation, amortisation and impairment [member]
Trade Receiavbles
Trade receivables	€ (807)	€ (400)	€ (1,273)